RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of balances due from related parties at June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	June 30,	December 31,
	2022	2021
Seatankers Management Norway AS	16	18
Frontline Ltd	—	162
Frontline Management (Bermuda) Limited	282	—
Frontline Management AS	12	1
SFL Corporation Ltd	2	—
Northern Ocean Limited	37	47
Sloane Square Capital Holdings Ltd	7	—
Receivables due from related parties	356	228

A summary of balances due to related parties at June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	June 30,	December 31,
	2022	2021
Seatankers Management Co. Ltd	(43)	—
Frontline Management (Bermuda) Limited	—	(85)
Frontline Corporate Services Ltd	(24)	(30)
Flex LNG Fleet Management AS	(158)	(232)
SFL Corporation Ltd	—	(1)
Payables due to related parties	(225)	(348)
A summary of (expenses)/income from related parties is as follows:

(in thousands of $)	Six months ended
	June 30,
	2022	2021
Seatankers Management Co Ltd	(43)	(22)
Seatankers Management Norway AS	(28)	(44)
Frontline Management (Bermuda) Limited	(206)	(133)
Frontline Management AS	10	(130)
Flex LNG Fleet Management AS	(1,721)	(1,666)
FS Maritime SARL	(32)	(257)
Northern Ocean Limited	4	2
Front Ocean Management AS	(106)	—
Front Ocean Management Ltd	(82)	—
Sloane Square Capital Holdings Ltd	6	—
Avance Gas Trading Ltd	2	—
Total related party transactions	(2,196)	(2,250)